Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful debt	$ 68,633	$ 309,316
Tax loss carry forwards	2,256,645	1,247,604
Excess marketing and advertising expense (15%)
Operating lease liabilities	36,470	45,627
Total deferred tax assets	2,361,748	1,602,547
Less: Valuation allowance	(2,323,997)	(1,554,869)
Total deferred tax assets, net of valuation allowance	$ 37,751	$ 47,678